Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Summary of fair value of stock option granted

The fair value of each option grant is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2017		2018		2019
Exercise price	US$	10.11	US$	6.34	US$	2.23
Risk free rate of interest		3.14%		3.02%		3.03%
Dividend yield		—		—		—
Life of option (years)		10		10		10
Volatility		46%		56%		56%

Summary of stock option activity

A summary of the Group’s stock option activities for the years ended December 31, 2017, 2018 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of	Price	Life In	Value
	Options	US$	years	US$
Outstanding as of December 31, 2016	2,436,661	$0.42	6.24	34,423
Granted	1,320,000	$10.11	—	—
Forfeited/expired	(44,606)	$0.42	—	—
Exercise	(1,088,647)	$0.42	—	—
Outstanding as of December 31, 2017	2,623,408	$5.48	7.15	25,781
Granted	320,000	$6.34	—	—
Forfeited/expired	(138,829)	$9.49	—	—
Exercise	(9,317)	$0.42	—	—
Outstanding as of December 31, 2018	2,795,262	$5.15	6.45	8,763
Granted	1,425,000	$2.23	—	—
Forfeited/expired	(1,171,167)	$10.00	—	—
Exercise	(136,827)	$0.42	—	—
Outstanding as of December 31, 2019	2,912,268	$1.96	6.72	—
Exercisable as of December 31, 2019	1,287,267	$0.97	3.82	—

Summary of restricted stock activity

A summary of the Group’s restricted stock activity for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted
		Average
	Number	Grant date
	of	fair value
	RSU	US$
Outstanding as of December 31, 2017	936,699	$9.75
Awarded	651,117	$8.62
Forfeited	(180,620)	$9.77
Vested	(354,982)	$8.61
Outstanding as of December 31, 2018	1,052,214	$9.43
Awarded	304,746	$3.09
Exchanged from options	866,665	3.05
Forfeited	(217,938)	$9.53
Vested	(1,191,192)	$6.08
Outstanding as of December 31, 2019	814,495	6.29